UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)	Par (000)		Value
Adirondack Park CLO Ltd.:
Series 2013-1A, Class D, 3.89%, 4/15/24	USD	1,000	$960,000
Series 2013-1A, Class E, 4.89%, 4/15/24		1,500	1,365,000
ALM Loan Funding, Series 2013-8A, Class C, 3.44%, 1/20/26		3,000	2,803,500
ALM VII R Ltd.:
Series 2013-7RA, Class C, 3.71%, 4/24/24		5,000	4,838,000
Series 2013-7RA, Class D, 5.26%, 4/24/24		1,500	1,379,550
ALM VII R-2 Ltd., Series 2013-7R2A, Class B, 2.86%, 4/24/24		2,000	1,936,400
Apidos CLO XII, Series 2013-12A, Class D, 3.29%, 4/15/25		1,000	931,000
Atrium X, Series 2013-10A, Class D, 3.78%, 7/16/25		750	716,250
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.64%, 10/22/25		1,250	1,170,750
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.77%, 7/15/24		750	708,300
Central Park CLO Ltd., Series 2011-1A, Class D, 3.44%, 7/23/22		250	240,625
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.85%, 4/21/25		500	472,500
Dryden XXIII Senior Loan Fund, Series 2012-23A, Class D, 6.24%, 7/17/23		2,000	1,965,000
Duane Street CLO IV Ltd., Series 2007-4A, Class C, 1.24%, 11/14/21		2,750	2,550,625
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25		1,000	946,400
Emerson Park CLO Ltd., Series 2013-1A, Class D, 4.01%, 7/15/25		2,000	1,925,000
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.89%, 3/21/24		2,250	2,170,125
Gale Force 2 CLO Ltd., Series 2006-2A, Class D, 1.84%, 4/15/18		2,000	1,947,520
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25		750	717,825
ING IM CLO Ltd., Series 2013-2A, Class C, 3.74%, 4/25/25		500	474,500
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25		1,405	1,334,188
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.54%, 4/12/24		500	471,250
Navigare Funding II CLO Ltd., Series 2007-2A, Class C, 0.99%, 4/17/21		4,000	3,770,000
Neuberger Berman CLO XV:
Series 2013-15A, Class C, 3.10%, 10/15/25		4,000	3,855,120
Series 2013-15A, Class D, 3.50%, 10/15/25		2,000	1,851,020
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25		500	470,450

Asset-Backed Securities (a)(b)	Par (000)		Value
Sound Point CLO III Ltd.:
Series 2013-2A, Class C1, 2.94%, 7/15/25	USD	3,250	$3,152,500
Series 2013-2A, Class D, 4.14%, 7/15/25		2,250	2,171,250
Tyron Park CLO Ltd., Series 2013-1A, Class D, 4.67%, 7/15/25		1,600	1,418,560
Vibrant CLO II Ltd., Series 2013-2A, Class B, 2.93%, 7/24/24		2,000	1,903,000
West CLO Ltd., Series 2013-1A, Class B, 3.14%, 11/07/25		2,000	1,932,200
Total Asset-Backed Securities — 2.1%			52,548,408

Common Stocks (c)		Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		39,151	33,278
Media — 0.1%
HMH Publishing Co. Ltd. (AKA Education Media)		86,901	1,346,961
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		381,049	1,373,505
Ainsworth Lumber Co. Ltd. (a)		268,109	966,409

			2,339,914
Total Common Stocks — 0.2%			3,720,153

Corporate Bonds		Par (000)
Aerospace & Defense — 0.0%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	USD	684	709,152
Commercial Services — 0.0%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		742	777,245
Commercial Services & Supplies — 0.1%
Ceridian Corp., 8.88%, 7/15/19 (a)		2,750	3,179,687
Diversified Financial Services — 0.8%
Ally Financial, Inc., 2.93%, 7/18/16 (b)		4,750	4,856,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16		3,765	3,859,125
8.00%, 1/15/18		9,830	10,260,062

			18,975,687

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA Also known as CAD Canadian Dollar CDO Collateralized Debt Obligation CLO Collateralized Loan Obligation	EUR Euro FKA Formerly known as GBP British Pound USD US Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013	1

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services — 1.2%
Level 3 Financing, Inc.:
4.15%, 2/15/15 (b)	USD	1,145	$1,145,630
3.83%, 1/15/18 (a)(b)		3,000	3,022,500
6.13%, 1/15/21 (a)		1,660	1,684,900
Verizon Communications, Inc., 2.00%, 9/14/18 (b)		22,570	23,751,946

			29,604,976
Electric Utilities — 0.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		4,780	5,078,750
10.00%, 12/01/20 (a)		1,525	1,616,500

			6,695,250
Hotels, Restaurants & Leisure — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		1,596	1,647,870
Household Durables — 0.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		1,395	1,499,625
Lennar Corp., 4.75%, 12/15/17		2,750	2,860,000

			4,359,625
Independent Power Producers & Energy Traders — 0.1%
Calpine Corp., 6.00%, 1/15/22 (a)		1,015	1,042,913
Internet Software & Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,790	3,075,975
Metals & Mining — 0.3%
ArcelorMittal, 5.00%, 2/25/17		2,735	2,902,519
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (a)		4,385	4,648,100

			7,550,619
Oil, Gas & Consumable Fuels — 0.5%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		960	1,034,400
Sabine Pass LNG LP, 7.50%, 11/30/16		10,000	11,300,000

			12,334,400
Road & Rail — 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.00%, 12/01/17 (a)(b)		891	888,772
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., 9.25%, 4/15/18 (a)		1,502	1,620,282
Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 5.75%, 7/15/18		535	574,456
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		655	667,281
Total Corporate Bonds — 3.8%			93,704,190

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc., Term B Loan, 3.50%, 11/02/20		3,385	3,394,884
Atlantic Aviation FBO, Inc., Term Loan (2013), 3.25%, 6/01/20		2,594	2,591,062

Floating Rate Loan Interests (b)	Par (000)		Value
Aerospace & Defense (concluded)
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20	USD	3,935	$3,969,658
Doncasters U.S. Finance LLC (Doncasters U.S. LLC), Term B Loans, 5.50%, 4/09/20		2,701	2,723,388
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		13,816	13,630,675
The SI Organization, Inc., New Tranche B Term Loan, 5.50%, 11/22/16		1,326	1,285,962
Spirit Aerosystems, Inc. (FKA Mid-Western Aircraft Systems, Inc. & Onex Wind Finance LP), Term B Loan, 3.75%, 4/18/19		1,463	1,465,007
TransDigm, Inc.:
Tranche B Term Loan, 3.50%, 2/14/17		3,292	3,306,374
Tranche C Term Loan, 3.75%, 2/28/20		1,593	1,599,733

			33,966,743
Air Freight & Logistics — 0.2%
Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19		4,357	4,377,030
Airlines — 0.7%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		1,986	1,991,044
Delta Air Lines, Inc., New Term B-1 Loan, 4.00%, 10/18/18		5,124	5,143,342
Northwest Airlines, Inc.:
B757-300, 1.62%, 3/10/17		758	669,229
B757-300, 2.24%, 3/10/17		875	806,798
Loan B757-200 (2), 1.62%, 9/10/18		763	673,642
Loan B757-200, 1.62%, 9/10/18		770	679,924
Loan B757-300 (2), 2.24%, 3/10/17		875	807,187
US Airways, Inc., Tranche B1 Term Loan, 4.25%, 5/23/19		5,425	5,441,275

			16,212,441
Auto Components — 2.1%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20		3,571	3,615,688
Dayco Products LLC - (Mark IV Industries, Inc.), Term Loan B, 5.25%, 11/26/19		5,980	5,935,150
Federal-Mogul Corp.:
Tranche B Term Loan, 2.10% - 2.11%, 12/29/14		15,749	15,543,978
Tranche C Term Loan, 2.10% - 2.11%, 12/28/15		14,372	14,185,143
Fram Group Holdings, Inc./Prestone Holdings, Inc., Term Loan (First Lien), 6.50%, 7/31/17		3,535	3,468,552
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		6,745	6,804,019
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		1,910	1,938,406
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,386	1,381,489

			52,872,425
Beverages — 0.1%
CIH International S.à r.l., European Term B Loan, 2.75%, 5/01/20		2,203	2,201,059
Biotechnology — 0.3%
Grifols, Inc., New U.S. Tranche B Term Loan, 4.25%, 6/01/17		3,690	3,706,374
Ikaria Acquisition, Inc.: New Tranche B Loan, 7.25%, 7/03/18		2,143	2,158,947

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Biotechnology (concluded)
Term Loan (Second Lien), 11.00%, 7/03/19	USD	1,500	$1,530,000

			7,395,321
Building Products — 2.5%
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		7,846	7,858,677
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/15/20		3,483	3,477,067
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		5,686	5,671,494
Continental Building Products LLC, First Lien Term Loan, 4.50%, 8/28/20		5,335	5,308,325
CPG International, Inc., Term Loan, 4.75%, 9/30/20		16,600	16,620,750
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		5,490	5,550,650
Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18		1,732	1,734,424
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		11,019	10,913,780
Tranche B Term Loan, 4.00%, 10/31/19		3,825	3,777,188

			60,912,355
Capital Markets — 1.2%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 4.00%, 8/22/16		2,076	2,084,406
Gardner Denver, Inc.:
Initial Dollar Term Loan, 4.25%, 7/30/20		11,271	11,211,530
Initial Euro Term Loan, 4.75%, 7/30/20	EUR	4,402	6,024,308
SAM Finance Lux S.à r.l., Term Loan, 3.25%, 11/30/20	USD	11,085	11,085,000

			30,405,244
Chemicals — 3.5%
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/04/19		2,194	2,201,758
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/04/19		1,138	1,142,386
Arysta LifeScience SPC LLC:
Initial Term Loan (First Lien), 4.50%, 5/29/20		10,982	11,030,578
Initial Term Loan (Second Lien), 8.25%, 11/30/20		3,890	3,953,213
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		7,879	7,489,685
Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems U.S. Holdings, Inc.(FKA Flash Dutch 2 BV), Initial Term B Loan, 4.75%, 2/01/20		11,308	11,388,237
Chemtura Corp., New Term Loan, 3.50%, 8/29/16		2,463	2,474,080
Chromaflo Technologies Corp.:
Term Loan (Second Lien), 7.25%, 5/20/20		2,040	2,050,200
Term Loan B (First Lien), 3.50%, 11/20/19		4,005	4,005,000
Eagle Spinco, Inc., Term Loan, 3.50%, 1/28/17		1,529	1,538,391
General Chemical Corp., New Tranche B Term Loan, 5.75%, 10/06/15		1,452	1,456,470
Huntsman International LLC, Extended Term B Loan, 2.71%, 4/19/17		925	923,381
Ineos U.S. Finance LLC:

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Cash Dollar Term Loan, 4.00%, 5/04/18	USD	7,588	$7,602,860
Short-Dated Cash Dollar Term Loan, 2.16%, 5/04/15		618	618,872
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		8,019	8,058,743
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		4,720	4,795,237
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		8,820	8,866,305
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		2,471	2,488,415
Tata Chemicals North America, Term Loan, 3.75%, 8/07/20		2,160	2,154,189
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,226	3,172,284

			87,410,284
Commercial Services & Supplies — 5.9%
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		12,546	12,594,639
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17		2,291	2,305,819
Aramark Corp.:
LC-2 Facility, 0.02% - 3.65%, 7/26/16		25	24,727
LC-3 Facility, 0.02% - 3.65%, 7/26/16		10	10,147
U.S. Term B Loan (Extending), 3.66% - 3.75%, 7/26/16		305	305,193
U.S. Term C Loan, 3.75%, 7/26/16		2,781	2,785,680
U.S. Term D Loan, 4.00%, 9/09/19		7,100	7,126,625
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		847	849,301
Ceridian Corp., 2013 New Replacement U.S. Term Loan, 4.42%, 5/09/17		13,369	13,422,772
Garda World Security Corp., Term Loan B, 4.00%, 11/06/20		3,172	3,185,920
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		1,755	1,772,550
Initial Term Loan (First Lien), 5.25% - 6.25%, 11/01/19		2,547	2,548,408
Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19		836	772,039
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		20,566	20,673,865
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 5.50%, 10/31/19		3,581	3,595,037
Infogroup, Inc., Term B Loan, 8.00%, 5/26/18		1,423	1,152,511
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50%, 7/30/18		5,077	5,090,009
KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17		6,017	6,035,445
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		6,312	6,501,360
Livingston International, Inc.:
Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		3,197	3,193,291
Initial Term Loan (Second Lien), 9.00%, 4/17/20		1,378	1,387,162
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		5,840	5,799,456

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013	3

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
Progressive Waste Solutions Ltd., Term B Loan, 3.00%, 10/24/19	USD	2,749	$2,749,225
Protection One, Inc., Term Loan (2012), 4.25%, 3/21/19		4,480	4,472,810
RP Crown Parent LLC, Term Loan (First Lien), 6.75%, 12/21/18		2,392	2,413,357
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		8,593	8,459,237
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25% - 5.50%, 11/14/19		16,835	16,845,606
TWCC Holding Corp., Term Loan (Second Lien), 7.00%, 6/26/20		5,050	5,169,937
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		3,746	3,755,540
Term Loan (Second Lien), 9.25%, 9/13/20		1,456	1,470,913

			146,468,581
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc.:
Euro Term Loan, 6.25%, 1/30/19	EUR	2,451	3,331,080
U.S. Term Loan, 5.75%, 1/30/19	USD	16,287	16,419,866
Commscope, Inc., Tranche 2 Term Loan, 3.75% - 5.00%, 1/14/18		4,486	4,488,125
Riverbed Technology, Inc., Loan, 4.00%, 12/18/19		3,710	3,732,843

			27,971,914
Computers & Peripherals — 0.5%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		12,698	12,634,809
Construction & Engineering — 0.6%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 3.75%, 11/26/20		11,536	11,583,141
USIC Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 7/10/20		3,042	3,053,784

			14,636,925
Construction Materials — 0.5%
Faenza Acquisition GmbH, Initial Dollar Term B-1 Loan, 3.25%, 7/30/20		5,172	5,187,525
Faenza Germany GmbH Holdings (Ceramtec Acquisition):
Dollar Term B-3 Loan, 4.25%, 8/28/20		1,573	1,577,863
Term Loan B2, 4.25%, 8/30/20		509	510,796
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/26/20		5,140	5,160,200

			12,436,384
Consumer Finance — 0.4%
Springleaf Financial Funding Co. (FKA American General Finance Corp.), 2019 Term Loan, 4.75%, 9/30/19		8,640	8,726,400
Containers & Packaging — 1.5%
Berry Plastics Corp., Term D Loan, 3.50%, 2/08/20		3,579	3,567,315
Clondalkin Acquisition BV, Term Loan (First Lien), 5.75%, 5/31/20		3,516	3,551,349
Pact Group (USA), Inc., Term Loan, 3.75%, 5/29/20		9,975	9,881,534
Polarpak, Inc., USD Term Loan (Canadian Borrower Portion), 4.50% - 5.50%, 6/07/20		1,267	1,275,191

Floating Rate Loan Interests (b)	Par (000)		Value
Containers & Packaging (concluded)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, Term Loan, 4.00%, 12/27/18	USD	9,736	$9,797,028
Sealed Air Corp., Term Loan B, 3.00%, 10/03/18		2,297	2,299,901
Tekni-Plex, Inc., Term Loan, 5.50% - 6.50%, 8/10/19		3,666	3,665,813
WNA Holdings, Inc.:
Term Loan (Second Lien), 8.50%, 12/07/20		1,380	1,390,350
USD Term Loan (U.S. Borrower Portion), 4.50% - 5.50%, 6/07/20		688	692,696

			36,121,177
Distributors — 0.2%
VWR Funding, Inc., Dollar Term B-1 Loan, 4.16%, 4/03/17		4,258	4,268,470
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00% - 5.25%, 1/30/20		13,535	13,594,315
Education Management LLC, Tranche C-2 Term Loan, 4.25%, 6/01/16		992	955,858
Learning Care Group (U.S.) No. 2, Inc., Term Loan 2013, 6.00%, 5/08/19		1,189	1,192,286
RentPath, Inc., Term Loan B, 6.25%, 5/29/20		5,736	5,606,573
The ServiceMaster Co., Tranche B Term Loan, 4.42%, 1/31/17		1,152	1,138,408
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		7,057	6,051,420

			28,538,860
Diversified Financial Services — 0.3%
HarbourVest Partners LP, Term Loan, 4.75%, 11/21/17		2,196	2,201,284
KCG Holdings, Inc., Term Loan, 5.75%, 12/05/17		3,848	3,862,862
NSG Holdings LLC, New Term Loan, 4.75%, 12/11/19		2,160	2,176,673

			8,240,819
Diversified Telecommunication Services — 4.0%
Avaya, Inc.:
Term B-3 Loan, 4.74%, 10/26/17		6,910	6,615,284
Term B-5 Loan, 8.00%, 3/31/18		465	463,127
Consolidated Communications, Inc., Incremental Term 3 Loan, 5.25%, 12/31/18		6,317	6,350,744
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		5,269	5,277,458
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		3,130	3,206,935
Term B Loan, 5.25%, 2/22/19		4,000	4,038,659
Intelsat Jackson Holdings Ltd., Tranche B-2 Term Loan, 3.75%, 6/30/19		15,024	15,042,749
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		29,620	29,805,125
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		3,865	3,888,345
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.50%, 4/13/20		6,224	6,227,014

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Telecommunication Services (concluded)
Telesat Canada, Term A Loan, 3.00%, 3/28/17	CAD	5,034	$4,743,464
TW Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term Loan B Loan, 2.67%, 4/17/20	USD	1,207	1,209,992
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		6,947	6,937,243
West Corp., Term B-8 Loan, 3.75%, 6/30/18		5,803	5,823,657
Windstream Corp., Tranche B-4 Term Loan, 3.50%, 1/23/20		496	496,339

			100,126,135
Electric Utilities — 1.2%
EFS Cogen Holdings I LLC, Term Loan B, 2.75%, 12/17/20		4,280	4,280,000
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		10,514	10,614,398
Sandy Creek Energy Associates LP, Term Loan, 5.00%, 11/06/20		2,960	2,968,081
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.50%, 10/10/17		12,680	8,769,868
TPF Generation Holdings LLC, Term Loan, 4.75%, 12/31/17		2,125	2,140,937

			28,773,284
Electrical Equipment — 0.4%
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20		8,250	8,249,600
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50% - 5.75%, 12/12/19		855	856,309

			9,105,909
Electronic Equipment, Instruments & Components — 0.4%
Belden Finance 2013 LP, Initial Term Loan, 3.25%, 10/02/20		8,850	8,861,063
Energy Equipment & Services — 1.3%
Drillships Financing Holding, Inc., Tranche B-2 Term Loan, 5.50%, 7/15/16		9,112	9,218,501
ION Trading Technologies S.à r.l.:
Loan (Second Lien), 8.25%, 5/22/21		1,235	1,246,325
Term Loan (First Lien), 4.50%, 5/22/20		4,414	4,433,271
Offshore Group Investment Ltd. (Vantage Drilling Co.):
Loan, 6.25%, 10/25/17		5,309	5,325,534
Second Term Loan, 5.75%, 3/28/19		7,015	7,078,304
Pacific Drilling SA, Term Loan, 4.50%, 6/03/18		5,855	5,902,929

			33,204,864
Food & Staples Retailing — 2.0%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.48%, 7/09/15	GBP	4,925	8,045,383
Facility B4, 3.98%, 7/09/17		750	1,224,523
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 7.50%, 3/26/20	USD	3,635	3,703,156
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		11,770	11,804,542
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan, 6.25%, 11/14/19		9,157	9,122,711
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,935	4,028,456

Floating Rate Loan Interests (b)	Par (000)		Value
Food & Staples Retailing (concluded)
Tranche 6 Term Loan, 4.00%, 2/21/20	USD	3,124	$3,146,045
Sprouts Farmers Markets Holdings LLC, Initial Term Loan, 4.00%, 4/23/20		1,750	1,759,059
Supervalu, Inc., New Term Loan, 5.00%, 3/21/19		4,147	4,163,449
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		2,862	2,868,738

			49,866,062
Food Products — 2.7%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		4,536	4,506,243
Boulder Brands, Inc. (FKA Smart Balance, Inc.), Term Loan, 5.00%, 7/09/20		1,696	1,699,989
CTI Foods Holding Co. LLC, Term Loan (First Lien), 4.50%, 6/29/20		3,950	3,950,000
Del Monte Foods Co.:
Initial Term Loan, 4.00%, 3/08/18		7,261	7,286,049
Term Loan, 3.25%, 11/26/20		5,240	5,266,200
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		10,630	10,677,197
H. J. Heinz Co., Term B-1 Loan, 3.25%, 6/07/19		2,419	2,430,113
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 4.25%, 2/25/18		1,318	1,323,739
Pinnacle Foods Finance LLC:
New Term Loan G, 3.25%, 4/29/20		10,428	10,412,604
Tranche H Term Loan, 3.25%, 4/29/20		8,425	8,412,110
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 7.75%, 5/01/19		6,662	6,657,395
Term B Loan (Second Lien), 10.75%, 11/01/19		3,750	3,684,375

			66,306,014
Health Care Equipment & Supplies — 2.3%
Biomet, Inc., Dollar Term B-2 Loan, 3.66% - 3.75%, 7/25/17		10,099	10,172,719
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		3,928	3,946,079
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B Term Loan, 4.75%, 9/15/17		8,672	8,756,493
Hologic, Inc., Refinancing Tranche B Term Loan, 3.75%, 8/01/19		9,091	9,124,001
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		13,878	13,925,889
Kinetic Concepts, Inc., Dollar Term D-1 Loan, 3.50%, 5/04/18		2,005	2,024,549
Onex Carestream Finance LP:
Term Loan (First Lien 2013), 5.00%, 6/07/19		4,552	4,600,357
Term Loan (Second Lien), 9.50%, 12/07/19		4,375	4,402,344

			56,952,431
Health Care Providers & Services — 3.5%
American Renal Holdings, Inc.:
Initial Term Loan (Second Lien), 8.50%, 3/20/20		3,520	3,467,200
Term B Loan (First Lien), 4.50%, 8/20/19		8,930	8,907,800
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		1,841	1,836,485

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013	5

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19	USD	2,959	$2,971,358
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.):
Tranche B Term Loan, 4.50%, 10/20/16		4,545	4,566,571
Tranche B-2 Term Loan, 4.00%, 11/01/19		9,865	9,917,244
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		4,663	4,541,857
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		4,841	4,855,765
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		4,849	4,860,868
Fresenius SE & Co. KGAA (Fresenius U.S. Finance I), Term Loan B, 2.25%, 6/25/19	EUR	2,230	3,022,563
Fresenius US Finance I, Inc., Tranche B Term Loan, 2.25%, 8/07/19	USD	9,960	9,947,550
Genesis Healthcare LLC, Loan, 10.00% - 10.75%, 12/04/17		3,087	3,118,159
HCA, Inc.:
Tranche B-4 Term Loan, 2.91%, 5/01/18		1,770	1,770,159
Tranche B-5 Term Loan, 3.00%, 3/31/17		2,360	2,360,448
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,661	2,676,415
LHP Operations Co. LLC, Term Loan, 9.00%, 7/03/18		2,893	2,704,653
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.25%, 6/29/18		3,840	3,849,976
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		4,784	4,797,659
U.S. Renal Care, Inc.:
Incremental Tranche B-1 Term Loan Second Lien, 8.50%, 7/03/20		1,205	1,223,075
Tranche B-1 Term Loan (First Lien), 5.25%, 7/03/19		3,871	3,905,174
Universal Health Services, Inc., Tranche B-1 Term Loan, 2.42%, 11/15/16		1,713	1,714,312

			87,015,291
Health Care Technology — 0.3%
IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17		7,137	7,156,256
MedAssets, Inc., Term B Loan, 4.00%, 12/13/19		1,303	1,303,418

			8,459,674
Hotels, Restaurants & Leisure — 9.8%
Bally Technologies, Inc., Term Loan, 3.25%, 8/21/20		6,340	6,376,962
Bass Pro Group LLC, Loan, 3.75%, 11/20/19		8,586	8,616,904
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		9,550	9,561,937
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		56,920	55,888,610
Cedar Fair LP, U.S. Term Facility, 3.25%, 3/06/20		2,092	2,097,010
Centaur Acquisition LLC:
Term Loan (First Lien), 5.25%, 2/20/19		4,915	4,964,453
Term Loan (Second Lien), 8.75%, 2/20/20		2,795	2,850,900

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Four Seasons Holdings, Inc., Term Loan (Second Lien), 6.25%, 12/28/20	USD	3,540	$3,624,075
Hilton Worldwide Finance LLC, Initial Term Loan, 4.00%, 10/26/20		49,669	49,807,480
Intrawest Corp., Term Loan, 4.50%, 11/26/20		5,535	5,541,919
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		5,090	5,096,363
Merlin Entertainments Group Luxembourg 2 S.àr.l., Facility B1 (MENA), 0.00% - 3.93%, 7/03/19		5,223	5,235,118
MGM Resorts International (MGM Grand Detroit LLC):
Term A Loan, 2.91%, 12/20/17		8,620	8,616,242
Term B Loan, 3.50%, 12/20/19		5,276	5,269,475
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		3,300	3,300,693
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		11,685	11,725,522
Playa Resorts Holdings, Initial Term Loan, 4.75%, 8/09/19		4,720	4,758,374
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		2,865	2,741,663
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B-2 Loan, 3.00%, 5/14/20		2,733	2,697,510
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18		2,523	2,532,364
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		19,651	19,851,889
Travelport LLC (FKA Travelport, Inc.):
Term Loan, 6.25%, 6/26/19		8,763	8,946,101
Tranche 1 Loan, 9.50%, 1/31/16		3,690	3,815,964
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.), Term Loan, 5.25%, 11/10/18		5,233	5,287,287
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		3,706	3,705,037

			242,909,852
Household Products — 1.0%
Pacific Industrial Services Finco Pty Ltd.:
Initial Term Loan (Second Lien), 8.75%, 4/02/19		3,410	3,478,200
Term B Loan, 5.00%, 10/02/18		7,775	7,857,648
Spectrum Brands, Inc.:
Initial U.S. Term Loan, 4.50% - 5.50%, 12/17/19		4,829	4,845,992
Tranche A Term Loan, 3.00%, 9/04/17		7,555	7,561,271
Tranche C Term Loan, 3.50%, 9/04/19		785	786,947

			24,530,058
Independent Power Producers & Energy Traders — 1.4%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		5,572	5,601,096
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		6,047	5,982,366
Calpine Corp.:
Term Loan (3/11), 4.00%, 4/01/18		6,141	6,175,464
Term Loan (6/11), 4.00%, 4/01/18		1,477	1,485,574
Term Loan, 4.00%, 10/09/19		2,084	2,095,840
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		4,718	4,723,082

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19	USD	5,120	$5,248,000
Star West Generation LLC, Term B Advance, 4.25%, 3/13/20		3,741	3,764,583

			35,076,005
Insurance — 1.5%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		2,863	2,868,746
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		12,107	12,099,049
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		1,992	1,998,056
Tranche B-2 Term Loan, 3.75%, 9/28/18		3,139	3,141,831
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		5,249	5,178,552
Term Loan (Second Lien), 8.25%, 10/16/20		1,930	1,893,002
Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien), 5.00%, 12/10/19		2,372	2,366,145
Hub International Ltd., Initial Term Loan, 4.75%, 10/02/20		5,510	5,563,061
National Financial Partners Corp., Term B Loan, 5.25%, 7/01/20		1,945	1,967,008

			37,075,450
Internet Software & Services — 0.5%
Sabre, Inc., Term C Loan, 4.00%, 2/19/18		2,000	2,003,580
Web.com Group, Inc., Term Loan (First Lien), 4.50%, 10/27/17		1,419	1,431,467
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19		7,786	7,780,851

			11,215,898
IT Services — 0.5%
CompuCom Systems, Inc., Term Loan, 4.25%, 5/09/20		1,176	1,170,637
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		2,818	2,743,967
Genpact Ltd., Term Loan, 3.50%, 8/30/19		6,531	6,538,826
Moneygram International, Inc., Term Loan, 4.25%, 3/27/20		631	634,276

			11,087,706
Leisure Equipment & Products — 0.7%
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 4.50% - 5.50%, 1/31/20		3,279	3,294,918
Fender Musical Instruments Corp., Initial Loan, 5.75%, 4/03/19		946	956,238
FGI Operating Co. LLC, Term B Loan, 6.50%, 4/19/19		3,359	3,396,864
Leslie’s Poolmart, Inc., Tranche B Term Loan, 4.25%, 10/16/19		8,044	8,064,293
SRAM LLC, Term Loan (First Lien), 4.00 - 5.25%, 4/10/20		2,593	2,583,443

			18,295,756
Life Sciences Tools & Services — 0.5%
Patheon, Inc., Initial Term Loan, 7.25% - 8.25%, 12/14/18		1,817	1,833,690

Floating Rate Loan Interests (b)	Par (000)		Value
Life Sciences Tools & Services (concluded)
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18	USD	11,390	$11,453,436

			13,287,126
Machinery — 2.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		5,391	5,386,720
Allegion Public Ltd. Co. (Allegion U.S. Holding Co., Inc.), Tranche B Term Loan, 2.25%, 9/25/20		4,765	4,766,477
Alliance Laundry Systems LLC:
Initial Term Loan (First Lien), 4.25%, 12/10/18		2,113	2,118,694
Initial Term Loan (Second Lien), 9.50%, 12/10/19		1,023	1,031,676
Ameriforge Group, Inc.:
Initial Term Loan (First Lien), 5.00%, 12/19/19		3,951	3,983,608
Initial Term Loan (Second Lien), 8.75%, 12/21/20		1,430	1,458,600
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Refinanced Term Loan, 4.25%, 2/07/20		8,193	8,141,582
Filtration Group Corp.:
Initial Term Loan (Second Lien), 7.25%, 11/22/21		2,195	2,230,669
Term Loan (First Lien), 3.50%, 11/20/20		3,245	3,267,975
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		3,171	3,107,617
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C (USD), 4.25%, 1/27/17		545	547,954
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		6,267	6,264,605
Terex Corp., New Euro (2013) Term Loan, 4.00%, 4/28/17	EUR	235	321,383
Thermasys Corp., Term Loan, 5.25% - 6.25%, 5/03/19	USD	3,791	3,772,200
Wabash National, Tranche B-1 Loan, 4.50%, 5/08/19		3,743	3,757,016
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		4,231	4,331,904

			54,488,680
Marine — 1.0%
HGIM Corp.:
Term A Loan, 5.00%, 6/18/18		5,490	5,496,863
Term B Loan, 5.50%, 6/18/20		11,995	12,039,981
State Class Tankers II LLC, Initial Term Loan, 6.75%, 6/20/20		7,605	7,662,037

			25,198,881
Media — 6.7%
Advanstar Communications, Inc., Term Loan (Second Lien), 9.50%, 6/05/20		2,775	2,775,000
Catalina Marketing Corp., Initial Term Loan, 5.25%, 10/12/20		7,160	7,220,860

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013	7

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Original Term Loan, 4.75%, 7/03/14	USD	1,812	$1,362,502
Tranche 1 Incremental Term Loan, 9.50%, 7/03/14		1,240	932,054
Cequel Communications LLC, Term Loan, 3.50%, 2/14/19		2,019	2,020,125
Charter Communications Operating LLC, Term E Loan, 3.00%, 7/01/20		2,983	2,939,457
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.81%, 1/29/16		1,782	1,715,608
Tranche C Term Loan, 3.81%, 1/29/16		289	275,625
Tranche D Term Loan, 6.91%, 1/30/19		16,425	15,480,744
Cumulus Media Holdings, Inc., Term Loan (First Lien 2012), 4.50%, 9/17/18		2,943	2,956,822
The E.W. Scripps Co., Term Loan, 2.50%, 11/26/20		4,575	4,586,437
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17		4,758	4,765,079
Gray Television, Inc., Initial Term Loan, 4.75%, 10/11/19		1,459	1,464,854
Harron Communications LP, Term Loan B, 3.50%, 6/20/20		5,288	5,297,150
Hemisphere Media Holdings LLC (International Espanol, Inc.), Initial Term Loan, 6.25%, 7/30/20		5,566	5,583,472
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 3.25%, 5/17/21		4,815	4,799,977
Lions Gate Entertainment, Loan, 5.00%, 7/19/20		2,715	2,718,394
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		3,795	3,796,897
Mediacom Broadband LLC, Term Loan H, 3.25%, 1/29/21		5,828	5,792,929
Midcontinent Communications, Term B Loan, 3.50% - 5.00%, 7/30/20		1,832	1,832,940
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		4,510	4,525,308
NEP/NCP Holdco, Inc.:
Refinanced New Term Loan (First Lien), 4.75%, 1/22/20		8,789	8,810,559
Term Loan (Second Lien), 9.50%, 7/22/20		1,383	1,416,571
Nielsen Finance LLC, Class E Dollar Term Loan, 2.92%, 5/01/16		5,659	5,666,881
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		3,450	3,460,542
Sinclair Television Group, Inc., New Tranche B Term Loan, 3.00%, 4/09/20		2,488	2,467,301
Springer SBM Two GmbH, Initial Term B2 Loan, 5.00%, 8/14/20		7,225	7,244,580
Tribune Co., Term Loan B, 3.00%, 11/20/20		8,525	8,485,018
Univision Communications, Inc.:
2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20		6,807	6,833,909
2013 New First-Lien Term Loan, 4.50%, 3/01/20		7,065	7,085,128
UPC Financing Partnership:
Facility AG, 0.00% - 3.88%, 3/31/21	EUR	2,905	3,968,653
Facility AH, 3.25%, 6/30/21	USD	730	727,906

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Virgin Media Investment Holdings Ltd.:
B Facility, 3.50%, 6/08/20	USD	7,980	$7,979,362
C Facility, 4.50%, 6/08/20	GBP	5,450	9,001,556
WideOpenWest Finance LLC, Term B Loan, 4.75%, 4/01/19	USD	3,071	3,087,538
WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/01/20		6,880	6,871,400

			165,949,138
Metals & Mining — 1.7%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.00%, 3/25/20		7,617	7,797,622
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 4.25%, 6/30/19		17,989	18,146,587
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		9,795	9,836,016
Walter Energy, Inc. (FKA Walter Industries, Inc.):
A Term Loan, 5.74%, 4/01/16		1,196	1,177,936
B Term Loan, 6.75%, 4/02/18		5,585	5,463,344

			42,421,505
Multiline Retail — 1.0%
99¢ Only Stores, Tranche B-2 Loan, 4.50%, 1/11/19		4,074	4,090,798
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		6,416	6,425,880
Hema Holding BV:
Extended Facility B, 4.50%, 12/05/17	EUR	806	1,102,428
Extended Facility C, 4.50%, 12/05/17		739	1,009,600
Hudson’s Bay Co.:
Initial Term Loan (First Lien), 4.75%, 11/04/20	USD	6,840	6,923,174
Initial Term Loan (Second Lien), 8.25%, 11/04/21		600	616,002
J.C. Penney Corp., Inc., Loan, 6.00%, 5/22/18		4,234	4,135,345

			24,303,227
Multi-Utilities — 0.1%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		1,125	1,105,313
Power Buyer LLC, Initial Term Loan (First Lien), 4.25%, 5/06/20		2,382	2,351,022

			3,456,335
Oil, Gas & Consumable Fuels — 2.5%
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/17/20		8,690	8,776,900
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		13,750	14,025,000
EP Energy LLC (FKA Everest Acquisition LLC):
Tranche B-2 Loan, 4.50%, 4/30/19		1,125	1,126,124
Tranche B-3 Loan, 3.50%, 5/24/18		6,030	6,031,507
Fieldwood Energy LLC, Closing Date Loan, 3.88%, 9/28/18		3,275	3,294,945
GIM Channelview Cogeneration LLC, Term Loan, 4.25%, 5/08/20		2,738	2,755,251
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		3,958	3,983,130
Murray Energy Corp., Term Loan, 4.75%, 5/24/19		1,517	1,524,497

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15	USD	608	$608,304
Philadelphia Energy Solutions Refining & Marketing LLC, Initial Term Loan, 6.25%, 4/04/18		4,723	4,219,316
Ruby Western Pipeline Holdings LLC (Ruby Western Pipeline Holdings B LLC), Loan, 3.50%, 3/27/20		2,595	2,602,626
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		3,075	3,082,687
Tesoro Corp., Initial Term Loan, 2.41%, 5/30/16		4,174	4,174,025
Western Refining, Inc., Term Loan 2013, 3.50%, 11/25/20		6,275	6,326,016

			62,530,328
Paper & Forest Products — 0.2%
NewPage Corp., Term Loan, 7.75%, 12/21/18		4,562	4,653,258
Personal Products — 0.2%
NBTY, Inc., Term B-2 Loan, 3.50%, 10/01/17		2,934	2,948,569
Prestige Brands, Inc., Term B-1 Loan, 3.75% - 5.00%, 1/31/19		2,196	2,200,111

			5,148,680
Pharmaceuticals — 3.4%
Akorn, Inc., Term Loan B, 3.50%, 10/31/20		5,385	5,401,855
Amneal Pharmaceuticals LLC, Term Loan B, 5.75%, 11/01/19		5,135	5,135,000
Aptalis Pharma, Inc. (Aptalis Pharma Canada, Inc.), Term B Loan, 6.00%, 10/02/20		16,025	16,179,990
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		4,309	4,297,853
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Borrowing, 6.50%, 12/31/17		1,605	1,623,056
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		4,170	4,180,425
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		6,074	6,002,077
Term B-3 Loan, 7.75%, 5/15/18		1,619	1,600,843
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		14,308	14,369,125
Quintiles Transnational Corp., Term B-2 Loan, 4.00%, 6/08/18		5,445	5,446,406
RPI Finance Trust, Term B-3 Term Loan, 3.25%, 11/09/18		674	676,151
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		3,743	3,767,364
Series D2 Term Loan B, 3.75%, 2/13/19		5,978	6,016,025
Series E Tranche B Term Loan, 4.50%, 8/05/20		9,532	9,635,320

			84,331,490
Professional Services — 1.5%
Crossmark Holdings, Inc., Term Loan (First Lien), 4.50%, 12/20/19		3,672	3,653,889
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		10,865	10,851,598
On Assignment, Inc., Initial Term B Loan, 3.50%, 5/15/20		2,590	2,580,186

Floating Rate Loan Interests (b)	Par (000)		Value
Professional Services (concluded)
Redtop Acquisitions Ltd.:
Term Loan (Second Lien), 7.25%, 6/22/21	USD	1,300	$1,306,500
Term Loan B, 3.50%, 12/22/20		3,570	3,583,387
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		8,769	8,818,321
TriNet HR Corp.:
Tranche B-1 Term Loan, 4.00%, 8/20/16		2,730	2,730,000
Tranche B-2 Term Loan, 5.00%, 8/20/20		3,525	3,525,000

			37,048,881
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		11,092	11,140,359
Starwood Property Trust, Inc., Term Loan (First Lien), 2.75%, 4/17/20		2,380	2,369,599

			13,509,958
Real Estate Management & Development — 1.1%
CityCenter Holdings LLC, Term B Loan, 5.00%, 10/16/20		7,750	7,834,785
Realogy Corp.:
Extended Synthetic Commitment, 0.02% - 4.40%, 10/10/16		974	983,746
Initial Term B Loan, 4.50%, 3/05/20		18,519	18,704,025

			27,522,556
Road & Rail — 0.3%
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		4,070	4,140,767
Transtar Holding Co., Term Loan (First Lien), 5.50%, 10/09/18		3,069	3,030,637

			7,171,404
Semiconductors & Semiconductor Equipment — 1.2%
Freescale Semiconductor, Inc.:
Tranche B-3 Term Loan, 4.75%, 12/01/16		1,194	1,200,340
Tranche B-4 Term Loan, 5.00%, 2/28/20		8,438	8,524,592
Tranche B5 Term Loan, 5.00%, 1/15/21		5,780	5,839,823
NXP BV:
Term Loan D, 2.50%, 1/10/20		7,950	7,955,963
Tranche A-1 Loan, 4.50%, 3/03/17		1,178	1,190,676
Tranche C Loan, 4.75%, 1/10/20		3,697	3,699,835

			28,411,229
Software — 4.6%
Activision Blizzard, Inc., Term Loan, 3.25%, 10/12/20		11,975	12,001,225
Blackboard, Inc., Term B-3 Loan, 4.75%, 10/04/18		570	573,827
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		10,180	10,230,900
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		1,538	1,538,375
First Data Corp.:
2018 Dollar Term Loan, 4.17%, 3/23/18		22,863	22,908,999
2018B New Term Loan, 4.17%, 9/24/18		5,515	5,527,023
Infor (U.S.), Inc. (FKA Lawson Software, Inc.):
Tranche B-2 Term Loan, 5.25%, 4/05/18		12,344	12,397,091
Tranche B-3 Term Loan, 3.75%, 6/03/20		3,317	3,312,487

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Software (concluded)
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21	USD	5,000	$5,062,500
Initial Term Loan, 4.50%, 10/12/20		6,285	6,324,281
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		2,675	2,669,998
Term B Loan, 5.25%, 2/19/19		5,359	5,388,908
Sophia LP, Term B Loan, 4.50%, 7/19/18		3,700	3,725,172
SS&C Technologies Holdings Europe S.à r.l., 2013 Replacement Term B-2 Loan, 3.25%, 6/07/19		420	420,665
SS&C Technologies, Inc./Sunshine Acquisition II, Inc., 2013 Replacement Term B-1 Loan, 3.25%, 6/07/19		4,058	4,066,433
Stoneriver Group LP:
Initial Term Loan (First Lien), 4.50%, 11/30/19		1,994	1,986,427
Initial Term Loan (Second Lien), 8.50%, 5/30/20		2,616	2,632,577
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		1,881	1,890,774
Tranche E Term Loan, 4.00%, 3/08/20		4,651	4,686,134
Websense, Inc.:
Loan (Second Lien), 8.25%, 12/24/20		2,545	2,541,819
Term Loan (First Lien), 4.50%, 6/25/20		2,803	2,799,471

			112,685,086
Specialty Retail — 3.4%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		7,505	7,539,625
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00%, 11/05/16		881	880,577
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		8,977	8,982,818
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		599	580,858
Harbor Freight Tools USA, Inc., Initial Loan, 4.75%, 7/26/19		6,516	6,583,537
J. Crew Group, Inc., Term B-1 Loan, 4.00%, 3/07/18		5,192	5,209,980
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		2,972	2,975,752
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		10,214	10,240,128
The Neiman Marcus Group, Inc., Term Loan, 5.00%, 10/25/20		15,675	15,769,050
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		15,127	15,164,714
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		6,903	6,930,474
Things Remembered, Inc., Term Loan, 8.00%, 5/24/18		1,791	1,782,478
Toys ’R’ Us-Delaware, Inc.:
Term B-2 Loan, 5.25%, 5/25/18		472	419,133
Term B-3 Loan, 5.25%, 5/25/18		952	844,863

			83,903,987

Floating Rate Loan Interests (b)	Par (000)		Value
Textiles, Apparel & Luxury Goods — 0.3%
Burlington Coat Factory Warehouse Corp., Term B-2 Loan, 4.25%, 2/23/17	USD	1,268	$1,275,016
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20		5,057	5,061,740
True Religion Apparel, Inc., Initial Term Loan (First Lien), 5.88%, 7/30/19		700	669,375

			7,006,131
Thrifts & Mortgage Finance — 0.1%
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		2,915	2,948,760
Trading Companies & Distributors — 0.7%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		12,210	12,194,737
Fly Funding II S.à r.l., Loan, 3.50%, 8/09/19		1,020	1,025,743
McJunkin Red Man Corp., Term Loan, 4.00%, 11/08/19		2,785	2,805,024

			16,025,504
Transportation Infrastructure — 0.0%
Road Infrastructure Investment LLC, Term Loan (First Lien), 6.25%, 3/30/18		902	905,595
Wireless Telecommunication Services — 0.2%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		1,734	1,740,032
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		3,878	3,902,324

			5,642,356
Total Floating Rate Loan Interests — 91.1%			2,253,208,788

Non-Agency Mortgage-Backed Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		5,640	5,668,200

Other Interests (c)(d)(e)		Beneficial Interest (000)
Diversified Financial Services — 0.0%
J.G. Wentworth LLC Preferred Equity Interests 135-Day Lockup		22	337,339
J.G. Wentworth LLC Preferred Equity Interests 180-Day Lockup		22	337,339
J.G. Wentworth LLC Preferred Equity Interests 90-Day Lockup		22	337,339
Total Other Interests — 0.0%			1,012,017

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Warrants (f)	Shares	Value
Media — 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)	7,419	$401
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)	41,217	2,230
Total Warrants — 0.0%		2,631
Total Long-Term Investments (Cost — $2,392,275,381) — 97.4%		2,409,864,387

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)	223,901,296	$223,901,296
Total Short-Term Securities (Cost — $223,901,296) — 9.1%		223,901,296
Total Investments (Cost — $2,616,176,677) — 106.5%		2,633,765,683
Liabilities in Excess of Other Assets — (6.5)%		(159,767,282)

Net Assets — 100.0%		$2,473,998,401

Notes to Consolidated Schedule of Investments

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,618,341,304

Gross unrealized appreciation	$23,921,534
Gross unrealized depreciation	(8,497,155)

Net unrealized appreciation	$15,424,379

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Restricted security as to resale. As of December 31, 2013, the Fund held 0.0% of its net assets, with a current value of $1,012,017 and an original cost of $4,526,367 in these securities.

(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	291,929,015	(68,027,719)	223,901,296	$25,881

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,669,836	EUR	10,123,000	Barclays Bank PLC	1/22/14	$(85,713)
USD	4,319,930	CAD	4,474,000	Barclays Bank PLC	1/23/14	115,290
USD	16,146,306	GBP	10,004,000	Barclays Bank PLC	1/23/14	(216,528)
Total						$(186,951)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013	11

Consolidated Schedule of Investments (continued)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	$52,548,408	$52,548,408
Common Stocks	$1,373,505	$2,313,370	33,278	3,720,153
Corporate Bonds	—	93,704,190	—	93,704,190
Floating Rate Loan Interests	—	2,072,213,583	180,995,205	2,253,208,788
Non-Agency Mortgage-Backed Securities	—	5,668,200	—	5,668,200
Other Interests	—	—	1,012,017	1,012,017
Warrants	—	—	2,631	2,631
Short-Term Securities	223,901,296	—	—	223,901,296
Unfunded Loan Commitments	—	123,620	—	123,620
Liabilities:
Unfunded Loan Commitments	—	(2,693)	—	(2,693)
Total	$225,274,801	$2,174,020,270	$234,591,539	$2,633,886,610

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$115,290	—	$115,290
Liabilities:
Foreign currency exchange contracts	—	(302,241)	—	(302,241)
Total	—	$(186,951)	—	$(186,951)

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(7,613,966)	—	$(7,613,966)
Foreign bank overdraft	—	(52,339)	—	(52,339)
Total	—	$(7,666,305)	—	$(7,666,305)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2013.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013

Consolidated Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2013	$26,465,211	$31,321	$189,509,164	$823,611	$76,657	$216,905,964
Transfers into Level 3[2]	12,922,205	—	54,573,327	—	—	67,495,532
Transfers out of Level 3[3]	—	—	(96,563,330)	—	—	(96,563,330)
Accrued discounts/premiums	68,857	—	57,591	—	—	126,448
Net realized gain (loss)	—	—	127,396	(81)	—	127,315
Net change in unrealized appreciation/depreciation[4]	492,195	1,957	1,024,137	188,488	$(74,026)	1,632,751
Purchases	12,599,940	—	51,013,750	—	—	63,613,690
Sales	—	—	(18,746,830)	(1)	—	(18,746,831)
Closing Balance, as of November 30, 2013	$52,548,408	$33,278	$180,995,205	$1,012,017	$2,631	$234,591,539

[2]

As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $67,495,532 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]

As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $96,563,330 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]	The change in unrealized appreciation/depreciation on investments still held as of November 30, 2013 was $1,644,571.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	NOVEMBER 30, 2013	13

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: January 24, 2014